Convertible Senior Notes	12 Months Ended
Dec. 31, 2023
Convertible Senior Notes
Convertible Senior Notes

12. Convertible Senior Notes

On August 29, 2022, the Company issued US$1,000,000 of Convertible Senior Notes (“the Notes”). The Notes will mature on September 1, 2027 and bear interest at a rate of 1.5% per year, payable semiannually in arrears on March 1 and September 1 of each year, beginning on March 1, 2023.

Holders of the Notes have the option to convert the Notes, in integral multiples of US$1 principal amount, at any time prior to the close of business on the fifth scheduled trading day immediately preceding the maturity date. The Notes can be converted into the Company’s ADSs at an initial conversion rate of 31.6296 of the Company’s ADSs per US$1 principal amount of the Notes (equivalent to an initial conversion price of US$31.62 per ADS). The conversion rate is subject to customary adjustments upon the occurrence of certain events, such as the payment of dividends. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its selection.

The holders may require the Company to repurchase for cash all or part of the Notes on September 2, 2025 (the “repurchase date”) at a repurchase price equal to 100% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the relevant repurchase date.

12. Convertible senior notes(Continued)

The Company did not identify any embedded features that are subject to separate accounting. The conversion option meets the scope exception for derivative accounting as it is indexed to the Company’s own stock and classified in stockholders’ equity. Other embedded features including the mandatory redemption feature and the contingent put option upon tax events or fundamental changes are considered clearly and closely related to the debt host with no separate accounting required.

Therefore, the Company accounted for the Notes as a single liability under convertible senior note, non-current. Issuance costs related to the Notes were recorded in consolidated balance sheet as a direct deduction from the principal amount of the Notes, and the discount caused by issuance cost is amortized over the period from August 29, 2022, the date of issuance, to September 2, 2025, the first put date of the Notes, using the effective interest method.

On August 29, 2022, the Company recorded the convertible senior notes as a long-term liability at face value (RMB6,910,000 or US$1,000,000) net of issuance costs (RMB121,588 or US$17,596).

Capped Call Options

In connection with the Notes, the Company entered into privately-negotiated capped call transactions indexed to its own ordinary shares with certain financial institutions based on the total offering US$1,000,000 of Convertible Senior Notes to reduce the potential dilution to existing shareholders of the Company upon conversion of the Notes. The cap price of the capped call transactions is initially US$36.48 per ADS, and is subject to adjustment under the terms of the capped call transactions. The total premium paid by the Company for the capped call options was RMB373,139 (equivalently US$54,000). The capped call options are classified as stockholders’ equity and carried at the acquisition cost.